UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05488

Nuveen Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Income Fund, Inc. (NMI)
	January 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 2.4%
$ 1,000	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International	6/15 at 100.00	BBB	$ 1,021,850
	Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)
500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AA–	478,465
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
690	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	690,531
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
2,190	Total Alabama			2,190,846
	Arizona – 0.6%
500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	517,720
	Prepay Contract Obligations, Series 2007, 5.250%, 12/01/28
	California – 19.6%
5,530	Adelanto School District, San Bernardino County, California, General Obligation Bonds, Series	No Opt. Call	A+	3,537,983
	1997A, 0.000%, 9/01/22 – NPFG Insured
500	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	N/R	466,580
	Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured
	Brea Olinda Unified School District, California, General Obligation Bonds, Series 1999A:
2,000	0.000%, 8/01/21 – FGIC Insured	No Opt. Call	Aa2	1,423,300
2,070	0.000%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	1,407,579
2,120	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa2	1,363,966
460	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Ba1	428,876
	Angeles County Securitization Corporation, Series 2006A, 5.250%, 6/01/21
250	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E,	2/17 at 100.00	BBB	226,635
	4.800%, 8/01/37 (Alternative Minimum Tax)
2,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	2,571,450
	Coalinga State Hospital, Series 2004A, 5.000%, 6/01/25
375	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB	409,076
	of the West, Series 2010, 6.000%, 10/01/29
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	923,610
	Health System, Series 2005A, 5.000%, 7/01/39
1,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	1,626,420
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	756,070
	Bonds, Series 2007A-1, 5.750%, 6/01/47
500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	512,700
	Series 2003H, 6.375%, 10/01/33
250	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	259,305
	California, Series 2010, 5.375%, 3/15/36
300	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 7.000%, 11/01/34	No Opt. Call	A–	383,814
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	266,730
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
385	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	427,893
	Mission Bay North Redevelopment Project, Series 2011C, 6.000%, 8/01/24
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	No Opt. Call	A	1,144,670
	Redevelopment Project, Subordinate Lien Series 2011, 6.000%, 12/01/22
21,990	Total California			18,136,657
	Colorado – 3.9%
635	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	637,305
	County School District RE-1 – DCS Montessori School, Series 2002A, 6.000%, 7/15/22
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,004,380
	Society, Series 2005, 5.000%, 6/01/35
1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	1,141,170
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
520	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A–	587,220
	Utilities, Series 2008, 6.125%, 11/15/23
250	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	N/R	210,813
	2007, 5.250%, 12/01/34 – RAAI Insured
3,405	Total Colorado			3,580,888
	Connecticut – 1.4%
1,100	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.750%, 10/15/15	4/12 at 100.00	BBB	1,104,103
180	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	7/12 at 100.00	BBB	180,551
	Lisbon Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)
1,280	Total Connecticut			1,284,654
	Florida – 4.6%
110	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy	6/12 at 100.00	N/R	109,486
	Residential Services Inc., Series 1995, 8.000%, 6/01/22
500	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	BBB	557,810
	University, Refunding Series 2011, 6.375%, 4/01/31
1,250	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/12 at 100.00	BB+	1,254,375
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
600	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/12 at 100.00	BB+	602,100
	Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative
	Minimum Tax)
640	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AA–	685,722
	5.000%, 10/01/35 – AGM Insured
500	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA–	543,605
	5.375%, 10/01/40
640	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	BB	532,915
	5.400%, 5/01/37
4,240	Total Florida			4,286,013
	Georgia – 0.9%
500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA–	556,585
	AGM Insured
300	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A–	311,214
800	Total Georgia			867,799
	Illinois – 10.1%
550	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	7/12 at 100.00	N/R	551,161
	1998, 7.000%, 1/01/14
1,500	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt,	4/12 at 100.00	BBB–	1,500,450
	Series 1993C-2, 5.950%, 8/15/26
500	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	N/R (4)	524,265
	Series 2002A, 6.125%, 12/01/22 (Pre-refunded 12/01/12)
1,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond	No Opt. Call	AA–	1,307,760
	Trust 1098, 18.386%, 8/15/15 – AGC Insured (IF) (5)
250	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	N/R	261,485
	5.125%, 5/15/35
250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	No Opt. Call	A2	294,413
	Series 2009C, 6.375%, 11/01/29
500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB–	562,825
	2009, 7.000%, 8/15/44
250	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA–	278,053
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
500	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	507,625
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
1,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	1,059,070
	Series 2002, 5.500%, 1/01/22
220	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel	1/16 at 100.00	CCC	135,357
	Revenue Bonds, Series 2005B, 5.250%, 1/01/36
1,305	North Chicago, Illinois, General Obligation Bonds, Series 2005B, 5.000%, 11/01/25 –	11/15 at 100.00	BBB	1,403,436
	FGIC Insured
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	No Opt. Call	A–	898,688
	2010, 6.000%, 6/01/28
8,625	Total Illinois			9,284,588
	Indiana – 3.4%
525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BBB–	549,607
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Riverview Hospital,	8/12 at 101.00	N/R (4)	2,078,220
	Series 2002, 6.125%, 8/01/31 (Pre-refunded 8/01/12)
500	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series	9/21 at 100.00	N/R	553,210
	2011, 8.000%, 9/01/41
3,025	Total Indiana			3,181,037
	Iowa – 0.9%
835	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of	10/21 at 100.00	BBB–	867,415
	Dubuque Project, Refunding Series 2011, 5.625%, 10/01/26
	Kansas – 0.5%
500	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	Baa3	487,280
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
	Kentucky – 2.8%
500	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	No Opt. Call	Baa2	557,595
	Medical Health System, Series 2010A, 6.500%, 3/01/45
420	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2010C, 4.625%, 7/01/33	1/20 at 100.00	AAA	436,926
1,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue	2/18 at 100.00	A–	1,612,665
	Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37
2,420	Total Kentucky			2,607,186
	Louisiana – 1.3%
500	Louisiana Local Government Enrvironmental Facilities and Community Development Authority,	1/19 at 100.00	AA–	555,425
	Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%,
	1/01/28 – AGM Insured
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
55	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	60,592
525	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	578,382
1,080	Total Louisiana			1,194,399
	Maryland – 2.4%
1,000	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	1,034,340
	Facilities Project, Series 2010A, 5.750%, 6/01/35
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	4/12 at 100.00	N/R	1,005,700
	7.400%, 9/01/19 (Alternative Minimum Tax)
210	Maryland Health and HIgher Edcuational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	212,239
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
2,210	Total Maryland			2,252,279
	Massachusetts – 0.4%
55	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	4/12 at 100.00	A–	55,069
	Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)
270	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	4/12 at 100.00	A–	270,243
	Haverhill Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)
325	Total Massachusetts			325,312
	Michigan – 2.3%
1,000	Delta County Economic Development Corporation, Michigan, Environmental Improvement Revenue	4/12 at 100.00	AA+ (4)	1,012,880
	Refunding Bonds, MeadWestvaco Corporation – Escanaba Paper Company, Series 2002B,
	6.450%, 4/15/23 (Pre-refunded 4/15/12) (Alternative Minimum Tax)
1,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series	No Opt. Call	Aa3	1,131,120
	2011-II-A, 5.375%, 10/15/36
2,000	Total Michigan			2,144,000
	Mississippi – 0.5%
500	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/12 at 100.00	BBB	501,750
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 6.5%
265	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	288,657
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
4,450	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	4,550,926
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB)
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB	561,010
	Series 1999, 6.000%, 10/01/25
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB	560,310
	Series 2011A, 5.250%, 10/01/20
5,715	Total Missouri			5,960,903
	Montana – 1.3%
1,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/12 at 100.00	B+	1,209,564
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
	Nebraska – 1.6%
400	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding	5/21 at 100.00	Aa3	446,972
	Series 2011, 5.050%, 9/01/30
1,000	Washington County, Nebraska, Wastewater Facilities Revenue Bonds, Cargill Inc., Series 2002,	11/12 at 101.00	A	1,026,530
	5.900%, 11/01/27 (Alternative Minimum Tax)
1,400	Total Nebraska			1,473,502
	New Jersey – 0.4%
500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	374,950
	Series 2007-1A, 4.750%, 6/01/34
	New York – 5.2%
630	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	674,113
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	BBB+	1,060,940
	2003A, 5.500%, 7/01/15 – RAAI Insured
400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	No Opt. Call	A	452,816
	2011A, 5.750%, 2/15/47
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	286,664
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
2,175	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	8/12 at 100.50	N/R	2,315,222
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 2000A, 6.000%, 2/01/41
4,470	Total New York			4,789,755
	North Dakota – 0.4%
300	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	AA–	357,645
	6.250%, 11/01/31
	Ohio – 4.1%
520	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	386,433
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
1,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center	8/16 at 100.00	A–	989,430
	Project, Series 2006, 5.250%, 8/15/46
1,750	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	1,863,785
	Project, Refunding Series 2011, 5.250%, 8/01/36
500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	527,415
	Refunding & improvement Series 2010, 6.375%, 4/01/30
3,770	Total Ohio			3,767,063
	Pennsylvania – 0.5%
460	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	498,585
	Ministries Project, Series 2009, 6.125%, 1/01/29
	Puerto Rico – 0.8%
640	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	725,114
	2009A, 6.000%, 8/01/42
	Rhode Island – 1.1%
1,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Ba1	1,000,000
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 1.9%
475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1 (4)	640,291
	1/01/19 – FGIC Insured (ETM)
1,105	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	1,113,033
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
1,580	Total South Carolina			1,753,324
	Tennessee – 3.4%
1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1 (4)	1,022,720
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22
	(Pre-refunded 4/15/12)
	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Methodist Healthcare, Series 2002:
375	6.500%, 9/01/26 (Pre-refunded 9/01/12)	9/12 at 100.00	AA+ (4)	388,725
625	6.500%, 9/01/26 (Pre-refunded 9/01/12)	9/12 at 100.00	AA+ (4)	647,875
1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	1,021,370
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	36,955
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37 (6), (7)
3,500	Total Tennessee			3,117,645
	Texas – 10.7%
1,500	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family	8/16 at 100.00	BBB–	1,252,320
	Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured
2,000	Gulf Coast Waste Disposal Authority, Texas, Sewerage and Solid Waste Disposal Revenue Bonds,	4/12 at 100.00	A–	2,004,900
	Anheuser Busch Company, Series 2002, 5.900%, 4/01/36 (Alternative Minimum Tax)
350	Houston Higher Education Finance Corporation,Texas, Education Revenue Bonds, Cosmos Foundation,	5/21 at 100.00	BBB	387,226
	Inc., Series 2011A, 6.500%, 5/15/31
1,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	10/13 at 101.00	A–	1,001,610
	Light and Power Company, Series 1995, 4.000%, 10/15/15 – NPFG Insured
	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond
	Trust 1015:
150	20.640%, 1/01/38 (IF) (5)	1/18 at 100.00	A3	221,234
850	20.531%, 1/01/38 (IF) (5)	1/18 at 100.00	A3	1,231,225
200	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011C,	9/31 at 100.00	AA	131,672
	0.000%, 9/01/43
270	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series	No Opt. Call	A–	295,869
	2007, 5.500%, 8/01/27
405	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	451,599
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
770	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	869,623
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40
500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB+	502,150
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp
	Medical Center, Series 2002:
1,000	6.250%, 6/01/25 (Pre-refunded 6/01/12)	6/12 at 100.00	N/R (4)	1,020,070
50	6.250%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	N/R (4)	51,004
45	West Texas Independent School District, McLennan and Hill Counties, General Obligation	8/13 at 51.84	AAA	22,808
	Refunding Bonds, Series 1998, 0.000%, 8/15/25
955	West Texas Independent School District, McLennan and Hill Counties, General Obligation	8/13 at 51.84	N/R (4)	491,529
	Refunding Bonds, Series 1998, 0.000%, 8/15/25 (Pre-refunded 8/15/13)
10,045	Total Texas			9,934,839
	Virgin Islands – 0.5%
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	470,039
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.6%
1,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	1,509,569
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
	Washington – 0.5%
500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	461,059
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
	Wisconsin – 3.4%
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	N/R	254,768
	Inc., Series 2010B, 5.000%, 4/01/30
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc.,	4/12 at 100.00	BBB	1,002,170
	Series 2001, 6.250%, 10/01/21
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	5/21 at 100.00	A+	1,102,350
	Series 2011A, 5.500%, 5/01/31
700	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	741,151
	Series 2011A, 5.250%, 10/15/39
2,950	Total Wisconsin			3,100,439
$ 98,995	Total Investments (cost $86,937,107) – 101.9%			94,213,818
	Floating Rate Obligations – (3.6)%			(3,335,000)
	Other Assets Less Liabilities – 1.7%			1,607,132
	Net Assets – 100%			$ 92,485,950

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$94,176,863	$36,955	$94,213,818

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$37,050
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(95)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$36,955

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $83,422,055.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$8,156,188
Depreciation	(699,232)
Net unrealized appreciation (depreciation) of investments	$7,456,956

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	For fair value measurement disclosure purposes, investment categorized as Level 3.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Income Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012